Inventories (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Inventories [Abstract]
Raw materials	$ 10,338,845	$ 10,477,155	$ 10,699,515	$ 1,551,440
Finished goods	1,064,615	634,752	319,600	336,604
Packaging material	25,450	25,606	27,722	28,529
Inventories, net	$ 11,428,910	$ 11,137,513	$ 11,046,837	$ 1,916,573